Business Combination	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
BUSINESS COMBINATION

NOTE 3:- BUSINESS COMBINATION

On March 18, 2021, the Company entered into the Merger Agreement with ITAC. The Merger was consummated on October 7, 2021. Pursuant to the Merger Agreement, Merger Sub, the Company’s wholly-owned subsidiary, was merged with and into ITAC, with ITAC continuing as a wholly-owned subsidiary of the Company under the name Autobot HoldCo, Inc.

Pursuant to the Merger, Arbe issued to ITAC securityholders (a) 3,866,842 Ordinary Shares to the holders of ITAC common stock and (b) 10,735,680 Arbe warrants to the holders of ITAC warrants, of which 7,623,600 warrants were public warrants and 3,112,080 warrants were private warrants.

Total gross proceeds resulted from the Business Combination were approximately $118,288 out of which total transaction costs amounted to approximately $16,707. The total gross proceeds include the $100,000 from the sale of 10,000,000 Ordinary Shares to the PIPE investors at $10.00 per share.